Leases - (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
summary of Right-of-use assets
Right-of-use
assets
The amount recognized as
right-of-use
assets is as shown:

	Leasehold property	Motor vehicles	Total
	€ ‘000s	€ ‘000s	€ ‘000s
At January 1, 2020	9,844	—	9,844
Arising on business combinations	845	—	845
Foreign exchange adjustment on translation of foreign operations	71	(2)	69
Additions	164	44	208
Amortization	(1,995)	(15)	(2,010)

At December 31, 2020	8,929	27	8,956
Arising on business combinations	6,848	—	6,848
Effects of movements in exchange rates	568	1	569
Additions	1,336	—	1,336
Disposals	(327)	—	(327)
Amortization	(2,826)	(15)	(2,841)

At December 31, 2021	14,528	13	14,541

summary of lease liability
Lease liabilities
The recognized lease liability is as shown:

	Leasehold property	Motor vehicles	Total
	€ ‘000s	€ ‘000s	€ ‘000s
At January 1, 2020	9,893	—	9,893
Arising on business combinations	815	—	815
Foreign exchange adjustment on translation of foreign operations	130	(2)	128
Additions	157	39	196
Interest expense	684	1	685
Lease payments	(2,632)	(13)	(2,645)

At December 31, 2020	9,047	25	9,072
Arising on business combinations	8,602	—	8,602
Effects of movements in exchange rates	528	(1)	527
Additions	1,311	—	1,311
Disposals	(347)	—	(347)
Interest expense	496	1	497
Lease payments	(3,401)	(12)	(3,413)

At December 31, 2021	16,236	13	16,249

Summary of maturity analysis - contractual undiscounted cash flows
Maturity analysis - contractual undiscounted cash flows

	2021 € ‘000s	2020 € ‘000s
Less than one year	5,746	2,586
One to five years	13,336	8,788
More than five years	154	—

Total undiscounted lease liabilities	19,236	11,374

Summary of lease liabilities and expenses
Lease liabilities
Lease liabilities included in the Consolidated Statement of Financial Position

	2021	2020
	€ ‘000s	€ ‘000s
Current	5,353	2,318
Non-Current	10,896	6,754

Total lease liabilities	16,249	9,072

Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2021 € ‘000s	2020 € ‘000s
Interest on lease liabilities	497	685
Amortization on right-of-use assets	2,841	2,010
COVID-19 Rent Consession	—	(360)

	3,338	2,335

Amounts recognized in the Consolidated Statement of Cash Flows

	2021 € ‘000s	2020 € ‘000s
Interest paid on lease liabilities	532	707
Principal payment on lease liabilities	2,881	1,938

Total cash outflow for leases	3,413	2,645